Document and Entity Information	Oct. 04, 2024
Cover [Abstract]
Title of 12(b) Security	Common Stock, par value $1.00 per share
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Entity Central Index Key	0000277509
Entity Registrant Name	Federal Signal Corporation
Document Period End Date	Oct. 04, 2024
Amendment Flag	false
Entity File Number	001-6003
Entity Tax Identification Number	36-1063330
Entity Address, Address Line One	1333 Butterfield Road
Entity Address, City or Town	Downers Grove
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60515
City Area Code	630
Local Phone Number	954-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	FSS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false